AST T. ROWE PRICE CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.3%
Asset-Backed Securities — 4.0%
Automobiles — 0.3%
GM Financial Automobile Leasing Trust,
Series 2020-02, Class C
2.560%	07/22/24	1	$1,034
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	25	25,455
			26,489
Other — 3.7%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	50	51,088
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	49	51,358
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	50	52,029
Driven Brands Funding LLC,
Series 2019-02A, Class A2, 144A
3.981%	10/20/49	25	25,592
Planet Fitness Master Issuer LLC,
Series 2019-01A, Class A2, 144A
3.858%	12/05/49	49	47,333
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	25	25,626
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	48	49,725
			302,751

Total Asset-Backed Securities (cost $324,268)			329,240
Corporate Bonds — 91.5%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/36	30	36,259
Agriculture — 2.3%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	36,540
4.400%	02/14/26	43	48,372
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	75	79,819
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	25	24,741
			189,472
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 1.1%
JetBlue 2020-1 Class A Pass-Through Trust,
Sr. Sec’d. Notes
4.000%	05/15/34	5	$5,417
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	20	21,924
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	46	49,427
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	15	14,439
			91,207
Auto Manufacturers — 5.2%
Daimler Finance North America LLC (Germany),
Sr. Unsec’d. Notes, 144A
1.450%	03/02/26	150	148,777
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	45	46,257
Sr. Unsec’d. Notes
3.550%	07/08/22	15	15,537
5.100%	01/17/24	45	49,785
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
4.050%	02/04/22	60	61,692
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23	45	46,225
2.375%	10/15/27	15	15,052
2.650%	02/10/25	15	15,494
2.850%	11/01/22	14	14,440
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	14,322
			427,581
Banks — 5.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	75	74,483
4.271%(ff)	07/23/29	35	39,458
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	10	10,086
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	60	59,914
JPMorgan Chase & Co.,
Sub. Notes
2.956%(ff)	05/13/31	45	45,801
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	25	25,360
Wells Fargo & Co.,
Jr. Sub. Notes
3.900%(ff)	03/15/26(oo)	20	20,217
A1

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	30	$30,948
3.068%(ff)	04/30/41	15	14,713
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	110	112,716
2.572%(ff)	02/11/31	25	25,136
			458,832
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	32,488
4.500%	06/01/50	25	28,439
4.750%	01/23/29	25	29,212
			90,139
Chemicals — 0.6%
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.950%	12/01/47	25	28,144
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.125%	10/15/27	20	20,551
			48,695
Commercial Services — 0.7%
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	40	40,765
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.375%	08/31/27	20	19,400
			60,165
Computers — 0.9%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	40	37,004
2.650%	05/11/50	5	4,562
Fortinet, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/26	35	34,235
			75,801
Diversified Financial Services — 3.6%
Avolon Holdings Funding Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	30	28,169
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	35	38,432
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	25	25,388
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	100	$106,330
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	35	32,032
3.000%	06/15/50	35	32,410
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	30	31,515
			294,276
Electric — 5.6%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	47,755
3.950%	07/15/30	5	5,343
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	75	78,839
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	38,764
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/25	10	10,598
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	5	5,174
3.550%	11/15/24	85	91,328
4.950%	04/15/25	5	5,587
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	20	19,578
4.550%	07/01/30	25	27,128
4.950%	07/01/50	25	25,776
PacifiCorp,
First Mortgage
3.300%	03/15/51	10	9,934
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	10	10,150
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	25	24,730
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	55	57,529
			458,213
Engineering & Construction — 1.2%
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	100	101,094

A2

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.5%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29	35	$37,736
Foods — 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26	35	34,867
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	25	28,172
			63,039
Gas — 1.5%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	50	55,419
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	55	53,945
3.600%	05/01/30	15	16,261
			125,625
Healthcare-Products — 0.0%
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	3	3,173
Healthcare-Services — 2.8%
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	50	47,717
4.625%	12/15/29	10	10,826
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	25	25,130
2.782%	10/01/30	5	5,084
3.347%	10/01/29	24	25,632
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	2,133
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	30,170
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	9,788
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	08/15/29	35	37,061
3.500%	08/15/39	25	26,966
4.450%	12/15/48	10	12,244
			232,751
Insurance — 0.9%
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/29	35	40,490
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.250%	08/15/28	20	$20,824
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	15	15,863
			77,177
Internet — 2.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	20	17,331
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	15	13,424
3.875%	08/22/37	40	45,644
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	27,282
4.500%	04/13/27	40	46,459
Expedia Group, Inc.,
Gtd. Notes, 144A
3.600%	12/15/23	10	10,618
			160,758
Lodging — 2.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	45	46,919
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.125%	02/15/23	5	5,145
3.750%	10/01/25	5	5,344
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	85	97,393
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	15	16,763
			171,564
Media — 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	20	19,694
4.464%	07/23/22	47	49,002
4.908%	07/23/25	65	73,767
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39	35	36,091
3.900%	03/01/38	25	28,037
4.150%	10/15/28	50	57,179
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23	35	36,559

A3

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	85	$94,663
			394,992
Miscellaneous Manufacturing — 1.4%
General Electric Co.,
Jr. Sub. Notes, Series D, 3 Month LIBOR + 3.330%
3.514%(c)	06/15/21(oo)	9	8,492
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	100	107,468
			115,960
Oil & Gas — 6.0%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	50	51,902
2.950%	07/15/30	10	10,000
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	8	8,652
5.375%	07/15/25	45	50,639
Chevron Corp.,
Sr. Unsec’d. Notes
2.978%	05/11/40	10	9,934
ConocoPhillips,
Gtd. Notes, 144A
2.400%	02/15/31	5	4,926
3.750%	10/01/27	20	22,083
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	5	5,169
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	21,064
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	30	32,710
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.800%	05/15/23	55	57,467
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	50	50,167
2.700%	04/15/23	24	24,919
2.850%	04/15/25	5	5,225
4.000%	04/01/29	27	29,270
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	100	105,755
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	2	2,217
			492,099
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services — 0.7%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.300%	05/01/29	50	$55,532
Pharmaceuticals — 8.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	80	85,162
4.050%	11/21/39	20	22,295
4.300%	05/14/36	10	11,455
4.875%	11/14/48	25	30,565
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	43,332
1.375%	08/06/30	30	27,479
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	13	13,338
3.363%	06/06/24	6	6,433
3.700%	06/06/27	55	60,621
3.794%	05/20/50	25	26,446
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	20	21,918
4.500%	11/15/44	5	5,420
4.900%	09/15/45	20	23,174
Cigna Corp.,
Gtd. Notes
4.500%	02/25/26	70	79,520
4.900%	12/15/48	8	9,802
Sr. Unsec’d. Notes
1.250%	03/15/26	20	19,741
3.200%	03/15/40	20	20,047
3.400%	03/15/50	25	24,745
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27	60	57,761
3.625%	04/01/27	50	54,900
3.750%	04/01/30	65	70,915
5.050%	03/25/48	15	18,413
			733,482
Pipelines — 9.9%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	15	15,101
4.450%	07/15/27	60	66,429
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,191
3.302%	01/15/35	35	35,896
3.701%	01/15/39	10	10,756
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	25	26,422
5.125%	06/30/27	15	17,194
5.875%	03/31/25	70	79,802

A4

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	5	$5,211
4.050%	03/15/25	50	53,974
5.000%	05/15/50	13	13,475
5.500%	06/01/27	20	23,071
6.250%	04/15/49	10	11,795
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	5	4,938
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	40	40,725
2.600%	10/15/25	10	10,159
3.450%	10/15/27	5	5,150
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	37	41,107
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	50	49,957
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	5	5,611
5.000%	03/15/27	50	56,999
5.625%	03/01/25	25	28,605
5.875%	06/30/26	20	23,457
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	5	5,403
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.100%	04/15/30	40	44,685
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	45	47,272
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	5	5,543
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	10	10,239
4.000%	09/15/25	60	65,856
			815,023
Real Estate — 0.3%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	24	25,183
Real Estate Investment Trusts (REITs) — 6.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	35	37,579
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	30	30,051
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.600%	01/15/28	17	$18,455
Boston Properties LP,
Sr. Unsec’d. Notes
3.250%	01/30/31	20	20,708
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	38,093
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	50	53,251
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.100%	04/01/31	15	14,161
Essex Portfolio LP,
Gtd. Notes
4.000%	03/01/29	15	16,576
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.950%	01/15/24	30	32,418
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	19,436
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	100	104,897
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	20	21,522
VEREIT Operating Partnership LP,
Gtd. Notes
2.200%	06/15/28	5	4,909
3.950%	08/15/27	75	82,390
4.600%	02/06/24	5	5,471
			499,917
Retail — 3.7%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26	25	24,345
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	55	52,422
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28	65	61,828
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	10	10,413
Nordstrom, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	04/08/24	5	5,010
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	40	42,113

A5

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	50	$46,871
4.600%	04/15/25	50	56,129
4.700%	04/15/27	2	2,282
			301,413
Semiconductors — 0.8%
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
4.300%	06/18/29	55	61,608
Software — 1.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	50	49,198
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	80,575
			129,773
Telecommunications — 6.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	35	33,182
2.300%	06/01/27	75	76,464
3.300%	02/01/52	25	22,676
4.300%	02/15/30	50	56,289
6.375%	03/01/41	20	27,471
Sr. Unsec’d. Notes, 144A
3.800%	12/01/57	5	4,764
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	2	2,386
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	30	30,025
Sr. Sec’d. Notes, 144A
3.750%	04/15/27	70	76,465
3.875%	04/15/30	15	16,276
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	45	45,029
1.750%	01/20/31	40	37,242
3.150%	03/22/30	35	36,879
4.329%	09/21/28	25	28,625
4.522%	09/15/48	5	5,765
4.862%	08/21/46	5	6,024
Sr. Unsec’d. Notes, 144A
2.987%	10/30/56	49	43,107
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	10	11,942
			560,611
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies — 1.2%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	90	$97,143
Transportation — 0.4%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	15	15,024
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	20	18,984
			34,008

Total Corporate Bonds (cost $7,481,324)			7,520,301
Municipal Bonds — 1.3%
Colorado — 0.1%
Colorado Health Facilities Authority,
Revenue Bonds, Series B
2.800%	12/01/26	10	10,011
Illinois — 0.5%
State of Illinois,
General Obligation Unlimited, Series A
3.140%	10/01/24	35	35,740
Texas — 0.7%
Central Texas Turnpike System,
Taxable, Revenue Bonds, Series C
3.029%	08/15/41	35	32,914
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	25	25,154
			58,068

Total Municipal Bonds (cost $105,026)			103,819
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bonds
1.125%	05/15/40(k)	65	53,097
1.375%	11/15/40	15	12,771
2.000%	02/15/50	65	59,526

Total U.S. Treasury Obligations (cost $134,853)			125,394

	Shares
Preferred Stock — 0.0%
Pharmaceuticals
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	10	459
(cost $500)

Total Long-Term Investments (cost $8,045,971)		8,079,213

A6

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Short-Term Investment — 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $211,826)(wb)	211,826	$211,826

TOTAL INVESTMENTS—100.9% (cost $8,257,797)		8,291,039

Liabilities in excess of other assets(z) — (0.9)%		(74,563)

Net Assets — 100.0%		$8,216,476

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CVT	Convertible Security
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	832	0.538%	$18,808	$19,727	$919
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7